Summary of Significant Accounting Policies (Details) - USD ($)		3 Months Ended				6 Months Ended	12 Months Ended
	Dec. 17, 2021	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents		$ 2,633				$ 2,633	$ 148,349	$ 461,914
Investments held in trust		13,534,219				13,534,219	24,376,178	229,792,494
Expenses payable on dissolution		100,000				100,000	100,000
Accretion of Class A ordinary shares subject to redemption value		173,957	$ 309,906	$ 2,685,418	$ 2,328,946		6,501,789	2,442,494
Deferred underwriting fee payable								(6,557,250)
Unrecognized tax benefits
Accrued interest and penalties
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)						20,600,000	20,600,000
Cash insured with federal depository insurance corporation		250,000				$ 250,000	$ 250,000
Cash		2,633				2,633	148,349	461,914
Investments held in the trust account							$ 24,376,178	$ 229,792,494
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Offering cost		26,958,716				26,958,716
Underwriting fees						4,500,000
Deferred underwriting fee payable	$ 7,875,000					7,875,000
Excess Fair Value of Founder Shares Attributable to Anchor Investors	13,605,750					13,605,750
Other Offering Costs	977,966					977,966
Issuance costs allocated to Class A ordinary shares						24,864,388
Offering costs reduction of permanent equity		$ 2,094,328				2,094,328
Transaction costs	26,958,716					26,958,716
Cash Underwriting Fees	$ 4,500,000					$ 4,500,000
IPO [Member] | Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Stock shares issued during the period for services value (in Shares)	22,500,000					22,500,000
Temporary Equity, Shares Outstanding (in Shares)		1,214,913				1,214,913	2,246,910
Issuance costs allocated to Class A ordinary shares	$ 24,864,388
Adjustments to additional paid in capital stock issued issuance costs	$ 2,094,328